Tangible Equity Units	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
Tangible Equity Units

7. Tangible Equity Units

Concurrently with the IPO, we issued 8,000,000 TEUs, which have a stated amount of $50.00 per unit. Each TEU is comprised of a prepaid stock purchase contract (“Purchase Contract”) and a senior amortizing note (“Amortizing Note”) due February 1, 2027, each issued by the Company. Each TEU may be separated by a holder into its constituent Purchase Contract and Amortizing Note, each of which is considered a freestanding financial instrument. The proceeds from the issuance were allocated to equity and debt based on the relative fair value of the respective components of each TEU as follows (in thousands, except per unit values):

	Equity Component	Debt Component	Total
Fair value per unit	$41.3382	$8.6618	$50.00

Gross proceeds	$330,706	$69,294	$400,000
Less: issuance costs	9,095	1,905	11,000
Net proceeds	$321,611	$67,389	$389,000

The value allocated to the Purchase Contract is reflected net of issuance costs in additional paid-in capital on the consolidated balance sheet. The value allocated to the Amortizing Notes are reflected in long-term debt, with payments expected in the next twelve months reflected in current portion of long-term debt, in the consolidated balance sheet. Issuance costs related to the Amortizing Notes are reflected as a reduction of the carrying amount and will be amortized through the maturity date using the effective interest rate method.

On each February 1, May 1, August 1, and November 1, we pay equal quarterly cash installments of $0.8438 per Amortizing Note commencing on May 1, 2024, except for the May 1, 2024 installment payment, which was $0.8531 per Amortizing Note, with a final installment payment date of February 1, 2027. Each installment payment constitutes a payment of interest and a partial repayment of principal. The Company paid $20.3 million in TEU principal and interest payments during the year ended December 31, 2024.

The Amortizing Notes rank equally in right of payment with all other existing and future unsecured senior indebtedness and rank senior to all of our existing and future indebtedness, if any, that is subordinated to the Amortizing Notes. At any time prior to the second scheduled trading day immediately preceding February 1, 2027, a holder may elect to settle its Purchase Contract early, in whole or in part, at an early settlement rate equal to the minimum settlement rate. The Company has the right to settle the Purchase Contracts on or after November 1, 2024, in whole but not in part, on a date fixed by it at an early mandatory settlement rate equal to the maximum settlement rate, subject to certain exceptions. During the year ended December 31, 2024, 31,211 TEUs were converted at the holder's option.

Unless settled earlier at the holder’s option or at the Company's election, each Purchase Contract will, subject to postponement in certain limited circumstances, automatically settle on February 1, 2027 for a number of shares of our common stock, subject to certain anti-dilution adjustments, based upon the 20-day volume-weighted average price (“VWAP”) of our common stock as follows:

VWAP of BTSG Common Stock	Common Stock Issued
Greater than $15.28	3.2733 shares (minimum settlement rate)
Equal to or less than $15.28 but greater than or equal to $13.00	$50 divided by VWAP
Less than $13.00	3.8461 shares (maximum settlement rate)

The Purchase Contracts are mandatorily convertible into a minimum of 26.2 million shares or a maximum of 30.8 million shares of our common stock on the mandatory settlement date (unless redeemed by us or settled earlier at the unit holder's option). The 26.2 million minimum shares are included in the calculation of basic weighted average shares outstanding. The difference between the minimum and maximum shares represents potentially dilutive securities, which are included in the calculation of diluted weighted average shares outstanding on a pro rata basis to the extent that the average applicable market value is equal to or greater than $13.00 but is less than or equal to $15.28 during the period (see Note 10).